UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance California Municipal Income Fund
Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund

Eaton Vance
California Municipal Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 12.2%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,500	$2,628,825
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,132,910
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	236,173
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	400,853
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,026,259
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,250	3,208,335
California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,500	3,035,475
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	1,976,737
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	475,767
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	316,300
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	962,269
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,003,847
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,048,359
California State University, 5.25%, 11/1/31	1,465	1,634,720

		$21,086,829

Electric Utilities — 8.8%
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	$2,725	$2,883,322
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	895	1,003,304
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,122,786
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,610,718
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,154,997
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,307,161
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,217,067

		$15,299,355

Escrowed/Prerefunded — 2.2%
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$3,719,059

		$3,719,059

General Obligations — 12.2%
California, 5.50%, 11/1/35	$2,500	$2,727,100
California, 6.00%, 4/1/38	1,000	1,126,440
California Department of Veterans Affairs, (AMT), 5.00%, 12/1/27	3,500	3,591,070
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	5,200	5,651,360
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,133,278
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	1,000	1,107,060
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	5,400	5,825,250

		$21,161,558

Hospital — 10.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$912,765
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,062,315
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,500	3,583,335
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,601,010
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,329,340
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	525,760
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,975	2,005,415
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	625	631,775
California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,455	1,455,611
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,002,940

1

	Principal
	Amount
Security	(000’s omitted)	Value
Washington Township Health Care District, 5.00%, 7/1/25	$750	$779,745
Washington Township Health Care District, 5.25%, 7/1/30	1,000	1,033,580

		$18,923,591

Housing — 0.9%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,274	$1,250,972
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	393	378,746

		$1,629,718

Industrial Development Revenue — 1.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$273,562
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,749,215

		$2,022,777

Insured-Education — 1.7%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,357,340
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,500	1,587,840

		$2,945,180

Insured-Electric Utilities — 1.2%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	$2,000	$2,109,880

		$2,109,880

Insured-Escrowed/Prerefunded — 10.6%
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33(3)	$2,500	$3,192,425
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	5,000	6,384,850
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	15,000	8,724,750

		$18,302,025

Insured-General Obligations — 0.8%
Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	$1,300	$1,350,011

		$1,350,011

Insured-Hospital — 2.8%
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	$4,920	$4,926,297

		$4,926,297

Insured-Lease Revenue/Certificates of Participation — 2.8%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$9,530	$2,879,204
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,400	1,986,312

		$4,865,516

Insured-Special Tax Revenue — 4.8%
Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,485	$1,206,488
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	2,720	2,861,930
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	4,000	4,225,400

		$8,293,818

2

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Transportation — 3.0%
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/24	$1,800	$714,258
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,125	2,161,125
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,368,015

		$5,243,398

Lease Revenue/Certificates of Participation — 1.8%
Los Angeles County, (Disney Parking), 0.00%, 3/1/17	$1,075	$901,957
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	3,205	2,285,870

		$3,187,827

Other Revenue — 1.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$515	$519,573
Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	1,655	1,061,898
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	1,060	765,744

		$2,347,215

Senior Living/Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$628,167
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	233,393
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	854,950
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,086,260

		$2,802,770

Special Tax Revenue — 10.6%
Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,000	$1,999,940
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	358,427
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	519,259
Corona Public Financing Authority, 5.80%, 9/1/20	1,755	1,757,229
Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	660	682,433
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	288,995
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	570,164
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	280,839
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	389,035
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	275,210
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	15,995	978,894
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	4,220	4,384,960
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,135,860
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	986,192
Temecula Unified School District, 5.00%, 9/1/27	350	338,170
Temecula Unified School District, 5.00%, 9/1/37	535	479,483
Torrance Redevelopment Agency, 5.625%, 9/1/28	1,000	983,990
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,005,140
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	903,573

		$18,317,793

Transportation — 10.1%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,005	$4,457,084
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	3,080	3,311,986
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,959,990
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,915,400
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,940,236

		$17,584,696

3

	Principal
	Amount
Security	(000’s omitted)	Value
Water and Sewer — 5.9%
California Department of Water Resources, 5.00%, 5/1/21	$1,445	$1,700,332
California Department of Water Resources, 5.00%, 12/1/29	3,180	3,518,447
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,263,020
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/29	2,500	2,811,350

		$10,293,149

Total Tax-Exempt Investments — 107.5% (identified cost $173,457,780)		$186,412,462

Other Assets, Less Liabilities — (7.5)%		$(13,078,676)

Net Assets — 100.0%		$173,333,786

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 25.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 13.6% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,777,236.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	80 U.S. 10-Year Treasury Note	Short	$(10,369,229)	$(10,490,000)	$(120,771)
3/12	25 U.S. 30-Year Treasury Bond	Short	(3,564,803)	(3,620,313)	(55,510)

					$(176,281)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $176,281.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$158,029,670

Gross unrealized appreciation	$15,443,111
Gross unrealized depreciation	(1,900,319)

Net unrealized appreciation	$13,542,792

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$186,412,462	$—	$186,412,462

Total Investments	$—	$186,412,462	$—	$186,412,462

Liability Description

Futures Contracts	$(176,281)	$—	$—	$(176,281)

Total	$(176,281)	$—	$—	$(176,281)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 6.3%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,460,040
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,764,347
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,095,990

		$12,320,377

Education — 16.6%
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/20	$1,120	$1,316,426
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	3,930	4,581,437
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,192,015
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,585	1,603,259
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,081,800
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,641,160
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	5,000	6,732,950
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,582,400

		$32,731,447

Escrowed/Prerefunded — 2.3%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,500	$1,765,830
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,540	2,813,406

		$4,579,236

General Obligations — 17.5%
Boston, 4.00%, 4/1/24	$925	$1,031,107
Cambridge, 4.00%, 2/15/21	1,820	2,174,281
Cambridge, 4.00%, 2/1/26	850	894,107
Danvers, 5.25%, 7/1/36	2,800	3,153,416
Lexington, 4.00%, 2/1/20	975	1,163,721
Lexington, 4.00%, 2/1/21	1,265	1,506,172
Lexington, 4.00%, 2/1/22	1,315	1,564,179
Lexington, 4.00%, 2/1/23	1,095	1,289,954
Massachusetts, 5.25%, 8/1/28	5,000	6,285,250
Newton, 5.00%, 4/1/36	4,500	4,957,605
Plymouth, 5.00%, 5/1/26	710	830,210
Plymouth, 5.00%, 5/1/28	1,160	1,324,801
Plymouth, 5.00%, 5/1/31	1,090	1,221,519
Plymouth, 5.00%, 5/1/32	1,000	1,113,900
Wayland, 5.00%, 2/1/33	1,790	2,029,413
Wayland, 5.00%, 2/1/36	2,680	3,011,570
Winchester, 5.00%, 4/15/36	775	872,712

		$34,423,917

Hospital — 11.9%
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	$1,900	$2,147,304
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,130	1,174,488
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,225,894
Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	1,000	1,010,350
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	2,000	2,060,620

1

	Principal
	Amount
Security	(000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	$2,055	$2,078,448
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,339,887
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,556,910
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,800	7,093,624
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	770,047

		$23,457,572

Industrial Development Revenue — 3.1%
Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$1,775	$1,778,319
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	5,170	4,267,267

		$6,045,586

Insured-Education — 6.5%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,083,100
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	5,460	6,715,363

		$12,798,463

Insured-Escrowed/Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$200	$235,444

		$235,444

Insured-Hospital — 0.8%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,488,772

		$1,488,772

Insured-Other Revenue — 1.5%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$2,625	$3,021,637

		$3,021,637

Insured-Special Tax Revenue — 5.6%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	$4,955	$5,732,192
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,297,200

		$11,029,392

Insured-Student Loan — 3.6%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,955	$2,116,190
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	5,100	4,915,941

		$7,032,131

Insured-Transportation — 9.1%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,814,692
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	3,230	3,199,541
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	10,750	7,366,115
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,320	4,558,075

		$17,938,423

Nursing Home — 2.4%
Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,080	$2,030,205
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,715	2,717,552

		$4,747,757

Other Revenue — 2.5%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,840,107

2

	Principal
	Amount
Security	(000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,195	$1,365,825
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,753,137

		$4,959,069

Senior Living/Life Care — 2.1%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,290,254
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	545,349
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	615	510,253
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	2,465	1,856,268

		$4,202,124

Solid Waste — 1.7%
Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,250	$3,260,692

		$3,260,692

Special Tax Revenue — 3.7%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$464,950
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	3,909,848
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,547,867
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	85	84,050
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,369,995

		$7,376,710

Transportation — 2.1%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,200,112

		$4,200,112

Water and Sewer — 6.9%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$4,800	$4,821,888
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,710,929
Massachusetts Water Resources Authority, 4.00%, 8/1/46	5,400	5,273,154
Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,625	1,790,701

		$13,596,672

Total Tax-Exempt Investments — 106.3% (identified cost $193,454,015)		$209,445,533

Other Assets, Less Liabilities — (6.3)%		$(12,439,711)

Net Assets — 100.0%		$197,005,822

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 25.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 9.5% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	75 U.S. 30-Year Treasury Bond	Short	$(10,602,988)	$(10,860,938)	$(257,950)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $257,950.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$173,769,468

Gross unrealized appreciation	$18,315,940
Gross unrealized depreciation	(1,289,875)

Net unrealized appreciation	$17,026,065

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$209,445,533	$—	$209,445,533

Total Investments	$—	$209,445,533	$—	$209,445,533

Liability Description

Futures Contracts	$(257,950)	$—	$—	$(257,950)

Total	$(257,950)	$—	$—	$(257,950)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
National Municipal Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 1.0%
Oklahoma Water Resources Board, 5.25%, 4/1/36(1)	$14,165	$16,296,407
Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	25,530	28,366,128

		$44,662,535

Cogeneration — 0.8%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,150	$22,285,115
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(2)	1,300	780,130
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(2)	21,950	13,197,657
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(2)	1,500	329,250
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(2)	5,000	1,098,950

		$37,691,102

Education — 1.8%
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36(1)	$4,750	$5,458,320
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(3)	45,615	50,684,195
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	15,880,391
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,345,888

		$81,368,794

Electric Utilities — 3.2%
Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28	$9,100	$9,294,012
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	9,367,980
Indiana Municipal Power Agency, 5.00%, 1/1/31	8,115	8,681,752
Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,000	5,003,900
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 1/1/35	18,760	19,613,392
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(3)	41,100	44,442,252
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	52,489,324

		$148,892,612

Escrowed/Prerefunded — 0.1%
Bexar County, TX, Health Facilities Development Corp., (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,227,184
Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	530	584,516
Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,250	1,279,237

		$5,090,937

General Obligations — 14.1%
California, 5.00%, 10/1/41	$47,195	$48,642,943
California, 5.25%, 10/1/29	6,010	6,624,162
California, 5.25%, 10/1/32	37,570	40,713,482
Clark County, NV, 5.00%, 6/1/38(3)	94,200	98,641,530
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	12,840	14,450,393
Dallas, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/31	12,395	13,351,894
Hawaii, 5.00%, 12/1/28	15,000	17,480,100
Hawaii, 5.00%, 12/1/29	15,900	18,337,629
Hawaii, 5.00%, 12/1/30	3,675	4,208,132

	Principal
	Amount
Security	(000’s omitted)	Value
Hawaii, 5.00%, 12/1/31	$19,000	$21,549,610
Kent County, MI, Building Authority, 5.50%, 6/1/26	500	645,095
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	14,180	15,596,724
Mississippi, 5.00%, 10/1/36	10,000	11,094,600
New York, NY, 5.00%, 10/1/34	12,520	13,654,187
Newton, MA, 5.00%, 4/1/36(1)	5,275	5,811,415
Newton, MA, 5.00%, 4/1/39(1)	11,480	12,624,212
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,912,500
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	41,620	45,417,825
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,945	5,086,389
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	11,945	7,221,947
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	11,485	6,575,162
San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(3)	36,300	37,512,057
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(3)(4)	57,400	61,920,250
Shoreline School District No. 412, King County, WA, 3.50%, 12/1/28	5,475	5,685,568
Texas, (AMT), 5.00%, 8/1/31	8,000	8,788,640
Texas, (AMT), 5.00%, 8/1/36	8,000	8,634,800
Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	9,825	10,198,939
Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(3)	40,875	42,430,702
Washington, 5.00%, 2/1/31	15,720	17,495,888
Washington, 5.00%, 2/1/33	21,255	23,327,150
Westchester County, NY, 4.00%, 7/1/22	6,440	7,610,728
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	14,676,163

		$656,920,816

Health Care-Miscellaneous — 0.0%(5)
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$799	$799,655
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	857	859,117

		$1,658,772

Hospital — 14.5%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(3)	$34,260	$35,174,057
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	15,320	16,334,644
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	6,033,279
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(3)(4)	36,700	39,089,170
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 8/15/26	2,065	2,293,885
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 8/15/27	3,645	3,993,134
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,617,071
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,670	11,127,316
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,735	20,178,840
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	41,840	42,032,464
California Statewide Communities Development Authority, (Sutter Health), 5.00%, 8/15/26	2,530	2,810,425
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	59,270	60,296,556
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	3,955	3,947,248
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	12,725	11,407,072
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	14,030	14,041,084
Fulton County, GA, Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	400	421,448
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	410	372,538
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36(7)	18,195	18,653,332
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	61,119,046
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	690	777,623
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 4.75%, 5/15/42	9,865	9,778,287
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/25(8)	910	1,037,300
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26(8)	1,640	1,840,933
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,078,507
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	7,020	6,842,183
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,520	16,535,198

	Principal
	Amount
Security	(000’s omitted)	Value
Monroe County, MI, Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	$575	$576,202
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,160,041
Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,000	3,848,720
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	2,545	2,621,910
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,150	4,480,963
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	41,400	41,957,658
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(3)	63,000	64,030,050
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(3)	75,000	76,041,000
Suffolk County, NY, Economic Development Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/28	3,525	3,672,521
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	17,685	18,121,289
Washington Township Health Care District, 6.25%, 7/1/39	16,675	17,917,287
West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	1,105	1,159,432
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	8,475	8,275,753
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	8,865	8,657,559

		$673,353,025

Housing — 2.9%
Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$6,140	$4,579,335
California, Veterans Housing, (AMT), 4.60%, 12/1/32	24,935	24,650,242
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	7,785	7,999,165
New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	13,945	11,870,821
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	7,558,231
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(3)	23,335	24,244,365
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	6,500	6,663,410
Virginia Housing Development Authority, (AMT), 20.125%, 10/1/35(6)(9)(10)	6,940	8,038,602
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,345	18,799,956
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,750	19,215,000

		$133,619,127

Industrial Development Revenue — 5.3%
Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,765	$5,805,124
Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19(12)	1,805	1,267,327
Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,460	2,004,949
Denver, CO, City and County, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	10,675,085
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	33,290	30,712,355
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,055	4,054,392
Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	41,750	41,751,670
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	144,512
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,360	10,029,516
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	4,950	5,075,037
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	53,150	56,555,320
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	49,635	52,792,282
Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	750	822,788
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	23,015	23,047,451
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,250	1,031,738

		$245,769,546

Insured-Electric Utilities — 1.1%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	$10,550	$10,231,390
Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	36,660	41,201,807

		$51,433,197

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-General Obligations — 2.0%
Clark County, NV, (AMBAC), (BHAC), 3.50%, 11/1/27	$22,820	$23,006,439
Detroit, MI, City School District, (AGM), 6.00%, 5/1/29	550	625,570
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 3.75%, 8/15/38	6,350	6,249,797
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	4,775	4,401,643
Grosse Pointe, MI, Public Schools, (FGIC), (NPFG), 3.00%, 5/1/27	1,150	1,099,998
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(3)	51,625	53,611,014
Okemos, MI, Public School District, (NPFG), 0.00%, 5/1/16	2,000	1,798,200
Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.00%, 5/15/34	890	916,210

		$91,708,871

Insured-Hospital — 1.1%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(3)	$38,800	$38,004,212
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,530,120

		$51,534,332

Insured-Housing — 0.2%
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	$10,310	$10,344,023
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.55%, 10/1/32	1,000	1,000,360

		$11,344,383

Insured-Lease Revenue/Certificates of Participation — 1.5%
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$74,985	$70,635,120
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	750	989,220

		$71,624,340

Insured-Other Revenue — 6.2%
Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$65,170	$63,362,836
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/25	46,605	24,192,655
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	50,700	24,599,133
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	13,206,571
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	68,155	14,960,704
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	25,000	2,795,250
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	12,721,742
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,639,344
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	9,000	8,240,400
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	11,615	10,080,891
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	57,732,500
New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	51,165	50,270,124

		$288,802,150

Insured-Solid Waste — 0.0%(5)
Rhode Island Resource Recovery Corp., (NPFG), (AMT), 5.00%, 3/1/22	$750	$751,650

		$751,650

Insured-Special Tax Revenue — 7.8%
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$13,305	$7,877,491
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	31,010	17,169,307
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	9,500	4,923,375
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,000	12,805,870
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	3,080	3,563,098
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	14,715	8,139,602
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/32	61,655	19,120,449

	Principal
	Amount
Security	(000’s omitted)	Value
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	$84,310	$22,471,144
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	218,400	34,646,976
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	156,345	23,370,450
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	70,720	8,685,830
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	188,875	22,447,794
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	6,300	6,200,523
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	265	100,297
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,425	495,202
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	1,625	299,894
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	637,360
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,721,505	120,798,006
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	220,840	28,547,987
Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	6,800	4,256,936
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	20,760	15,226,007

		$361,783,598

Insured-Student Loan — 2.2%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$50,485	$54,647,488
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	48,395	46,648,425
Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	1,000	896,760

		$102,192,673

Insured-Transportation — 7.7%
Alabama Port Authority, (NPFG), (AMT), 4.50%, 10/1/36	$26,890	$24,475,816
Chicago, IL, (O’Hare International Airport), (AGM), 4.50%, 1/1/38	24,490	24,322,733
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	2,135,734
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	22,385	3,319,472
Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	865	867,422
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	52,480	53,475,546
North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	104,265	33,876,741
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	56,092,380
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	7,470	8,078,730
Port Authority of New York and New Jersey, (AGM), (AMT), 4.25%, 12/1/32	12,380	12,398,694
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	2,500	2,637,775
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	38,705	39,362,985
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	22,745,684
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	46,300	28,912,961
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	31,045	8,594,498
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	119,480	28,758,836
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	30,935	6,959,756

		$357,015,763

Lease Revenue/Certificates of Participation — 3.2%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$38,385	$41,597,441
Michigan Building Authority, 6.00%, 10/15/38	1,000	1,115,650
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	42,911,440
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 9/1/26	19,440	21,707,870
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	36,925	41,745,559

		$149,077,960

Nursing Home — 1.0%
Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$8,205	$7,545,646
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	11,140	11,150,472
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	10,205	8,176,654
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	8,875	8,872,959
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,500	3,499,930
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,500	3,461,780

	Principal
	Amount
Security	(000’s omitted)	Value
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	$1,745	$1,533,663

		$44,241,104

Other Revenue — 7.2%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$12,735	$13,283,369
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	14,295	15,007,463
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,785	8,183,981
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	250	197,355
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	13,795	781,349
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	5,210	139,993
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	18,695	17,447,109
Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	33,100	23,911,440
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	41,945	30,077,082
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	27,650	25,210,164
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/33	10,000	10,832,000
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,155	21,599,912
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	9,812,880
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	14,820,000
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	20,625	19,052,550
Seminole Tribe, FL, 5.25%, 10/1/27(6)	1,000	924,640
Seminole Tribe, FL, 5.75%, 10/1/22(6)	2,100	2,102,331
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	80,270	87,414,832
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	32,000	23,064,640
Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	13,070	8,119,607
Tobacco Settlement Revenue Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	1,825	2,458,092

		$334,440,789

Senior Living/Life Care — 0.8%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$400	$351,596
Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(12)	425	323,208
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(12)	9,345	5,920,432
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(12)	16,435	8,184,630
Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750	1,750,630
Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(11)	7,915	7,165,766
St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(11)	12,035	10,892,758

		$34,589,020

Special Tax Revenue — 4.7%
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$200	$207,984
Detroit, MI, Downtown Development Authority, Tax Increment, 0.00%, 7/1/20	2,000	1,276,640
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	150	147,555
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	930	774,727
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	430	425,042
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	280	291,595
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	300	310,488
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	580	583,057
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	450	454,595
Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	1,125	1,025,347
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	9,030	9,820,396
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	8,700	9,418,533
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	9,250	9,961,047
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,055	31,786,170
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	230	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(2)	80	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	170	104,753

	Principal
	Amount
Security	(000’s omitted)	Value
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	$430	$167,679
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	260	219,518
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	335	147,193
New York Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/24	16,715	18,365,439
New York Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/25	9,455	10,206,578
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/38	15,000	16,317,300
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	41,570	48,043,281
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	15,000	17,305,650
North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	1,055	958,942
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	483,025	29,561,130
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,855	1,927,512
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, (0.00% until 11/1/13), 5/1/36	1,235	601,223
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,115	836,072
Southern Hills Plantation I, FL, Community Development District, 5.80%, (0.00% until 11/1/12), 5/1/35	410	247,025
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	565	460,475
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,665	1,341,324
Tiverton, RI, Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	425	425,536
University Square, FL, Community Development District, 6.75%, 5/1/20	5,110	5,112,299
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	460	502,150

		$219,334,255

Student Loan — 1.3%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,023,812
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	14,470	15,139,816
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/22	4,975	5,276,734
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	10,010	10,283,073
New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/25	7,130	7,557,515
New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/26	6,250	6,559,062
New Jersey Higher Education Student Assistance Authority, (AMT), 5.75%, 12/1/27	1,325	1,412,053

		$62,252,065

Transportation — 19.9%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,260	$4,338,469
Illinois Toll Highway Authority, 5.25%, 1/1/29	18,160	19,929,510
Illinois Toll Highway Authority, 5.25%, 1/1/30(3)(4)	18,180	19,820,745
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)(4)	16,200	17,420,184
Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	8,000	8,877,920
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	14,565	15,747,241
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	23,558,907
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	16,900	17,314,050
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	50,840	54,081,558
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	125,000	31,350,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	91,425	21,601,899
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	55,250	61,789,390
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	138,580	29,092,099
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	108,655	22,750,184
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	23,495	24,796,153
North Texas Tollway Authority, 5.75%, 1/1/38	66,265	70,169,334
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	15,000	15,823,200
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	14,735	15,522,144
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	9,648,634
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	11,041,067
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	10,067,872

	Principal
	Amount
Security	(000’s omitted)	Value
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	$4,980	$5,255,892
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	21,579,500
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,651,400
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	20,845	21,812,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	19,245	19,971,691
Port Authority of New York and New Jersey, 5.00%, 10/15/36	23,175	24,241,977
Port Authority of New York and New Jersey, 5.25%, 7/15/36	23,465	26,190,225
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(3)	80,490	82,585,155
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	20,640	21,177,259
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/24	8,235	9,352,078
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/41	13,750	14,219,287
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	28,890	31,967,941
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	32,028,020
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	25,998,054
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	23,270	27,365,055
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(3)	38,980	43,378,893

		$923,514,987

Water and Sewer — 2.5%
Grand Rapids, MI, (Sanitary Sewer System), 5.00%, 1/1/28	$910	$1,075,556
Massachusetts Water Resources Authority, 4.00%, 8/1/46	26,220	25,604,092
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(3)	34,800	37,618,452
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/39	3,945	4,212,077
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(3)	42,030	48,014,231

		$116,524,408

Total Tax-Exempt Investments — 114.1% (identified cost $5,169,493,206)		$5,301,192,811

Other Assets, Less Liabilities — (14.1)%		$(655,854,667)

Net Assets — 100.0%		$4,645,338,144

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	21.5%
		California	18.6%
		Texas	15.3%
		Florida	11.2%
		Others, representing less than 10% individually	47.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 26.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 8.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Defaulted bond.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $41,890,349.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2011, the aggregate value of these securities is $37,357,225 or 0.8% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	When-issued security.

(9)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(10)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2011.

(11)	Security is in default with respect to scheduled principal payments.

(12)	Security is in default and making only partial interest payments.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	11,000 U.S. 30-Year Treasury Bond	Short	$(1,568,358,738)	$(1,592,937,500)	$(24,578,762)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $24,578,762.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,461,055,108

Gross unrealized appreciation	$366,437,422
Gross unrealized depreciation	(200,897,719)

Net unrealized appreciation	$165,539,703

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$5,301,192,811	$—	$5,301,192,811

Total Investments	$—	$5,301,192,811	$—	$5,301,192,811

Liability Description

Futures Contracts	$(24,578,762)	$—	$—	$(24,578,762)

Total	$(24,578,762)	$—	$—	$(24,578,762)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
New York Municipal Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 4.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,425,352
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(1)	8,400	9,104,928

		$15,530,280

Cogeneration — 1.3%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,250	$4,139,627

		$4,139,627

Education — 19.0%
Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$1,810	$1,871,323
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,233,838
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	985	1,005,350
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,957,938
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	6,064,000
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(2)	5,000	5,473,900
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,705,275
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,862,000
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	8,500	9,508,780
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,261,393
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	275,647
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,537,830
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,387,040
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	5,959,800
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,010,924
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,603,453

		$60,718,491

Electric Utilities — 4.2%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,350,250
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,010,800
New York Power Authority, 5.00%, 11/15/31	1,000	1,122,070
Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	3,755	3,831,264

		$13,314,384

Escrowed/Prerefunded — 1.6%
Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 5.875%, 11/1/32	$5,000	$5,235,500

		$5,235,500

General Obligations — 8.3%
New York, 4.00%, 12/15/27	$2,125	$2,258,705
New York, 5.00%, 12/15/30	5,000	5,718,650
New York City, 5.30%, 4/1/27	250	286,130
New York City, 5.375%, 4/1/36	5,000	5,563,500
New York City, 6.25%, 10/15/28	4,000	4,789,120
Saratoga County, 4.75%, 7/15/37	1,000	1,059,010
Westchester County, 4.00%, 7/1/22	5,910	6,984,379

		$26,659,494

1

	Principal
	Amount
Security	(000’s omitted)	Value
Health Care-Miscellaneous — 0.2%
New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$335	$288,680
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	110	111,184
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	165	166,775
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	145	146,560

		$713,199

Hospital — 13.1%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$394,968
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,639,543
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,570	2,512,149
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,416,430
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	6,750	7,135,087
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,015,120
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,689,525
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,226,114
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,628,385
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,434,399
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	2,852,697
Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,608,128
Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,000	962,180
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,281,827

		$41,796,552

Housing — 4.3%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,397,030
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,012,680
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,053,720
New York Mortgage Agency, (AMT), 5.20%, 10/1/32	3,000	3,066,270
New York Mortgage Agency, (AMT), 5.30%, 4/1/29	2,030	2,030,792
New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,315	1,315,881

		$13,876,373

Industrial Development Revenue — 3.2%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$4,005	$4,259,758
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	5,000	5,000,300
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,040	1,050,920

		$10,310,978

Insured-Education — 2.9%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,105,758
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,329,785

		$9,435,543

Insured-Electric Utilities — 1.6%
Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$4,250	$4,954,395

		$4,954,395

Insured-Escrowed/Prerefunded — 4.5%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,558,413
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	2,740,537
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	9,089,129

		$14,388,079

2

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-General Obligations — 2.3%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,256,656
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,213,108
Jamestown, (NPFG), 7.10%, 3/15/12	675	683,883
Jamestown, (NPFG), 7.10%, 3/15/13	675	724,707
Jamestown, (NPFG), 7.10%, 3/15/14	515	580,287

		$7,458,641

Insured-Lease Revenue/Certificates of Participation — 2.0%
Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$6,780	$6,386,692

		$6,386,692

Insured-Other Revenue — 2.0%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$3,942,249
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	944,003
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	1,563,396

		$6,449,648

Insured-Special Tax Revenue — 2.8%
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$835	$821,815
New York Urban Development Corp., (FGIC), (NPFG), 5.25%, 3/15/34	1,000	1,040,610
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	6,750	2,554,740
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	15,975	3,661,310
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	4,140	764,037

		$8,842,512

Insured-Transportation — 0.8%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$2,695	$2,651,530

		$2,651,530

Insured-Water and Sewer — 0.8%
Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,538,017

		$2,538,017

Lease Revenue/Certificates of Participation — 4.1%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$13,184,013

		$13,184,013

Other Revenue — 3.5%
Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$2,000	$1,187,180
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	10,395	3,462,782
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,322,798
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,860,309
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,082,730
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,254,745

		$11,170,544

Senior Living/Life Care — 1.0%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$750,600
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,452,121

		$3,202,721

Special Tax Revenue — 7.1%
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	$1,605	$1,720,319
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,397,800
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,663,890
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,500	5,992,965
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	50,000	3,060,000

3

	Principal
	Amount
Security	(000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$2,845	$2,956,211
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,063,181

		$22,854,366

Transportation — 12.4%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,545,619
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,803,875
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,051,482
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	12,000	12,754,560
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,947,300
Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	5,395	5,492,218
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,015,650

		$39,610,704

Water and Sewer — 2.0%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$266,772
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	252,749
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	137,527
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	203,340
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	192,886
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	183,310
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	174,576
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,089,660
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40	10	11,424
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	3,450	3,941,211

		$6,453,455

Total Tax-Exempt Investments — 109.9% (identified cost $330,146,365)		$351,875,738

Other Assets, Less Liabilities — (9.9)%		$(31,589,330)

Net Assets — 100.0%		$320,286,408

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 17.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 8.2% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	150 U.S. 30-Year Treasury Bond	Short	$(21,205,975)	$(21,721,875)	$(515,900)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $515,900.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$295,872,238

Gross unrealized appreciation	$27,738,516
Gross unrealized depreciation	(6,260,016)

Net unrealized appreciation	$21,478,500

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$351,875,738	$—	$351,875,738

Total Investments	$—	$351,875,738	$—	$351,875,738

Liability Description

Futures Contracts	$(515,900)	$—	$—	$(515,900)

Total	$(515,900)	$—	$—	$(515,900)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Ohio Municipal Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 6.0%
Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$565	$521,704
Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	640	571,962
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,440	1,496,678
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	750	851,340
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	750	837,368
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	1,000	1,283,980
Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	5,955	6,616,541

		$12,179,573

Education — 6.0%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,786,150
Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	5,000	5,289,400
Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	550	673,717
Ohio State University, 5.00%, 12/1/29	1,105	1,320,132
University of Cincinnati, 5.00%, 6/1/28	1,000	1,106,650
Wright State University, 5.00%, 5/1/31	1,000	1,062,400

		$12,238,449

Electric Utilities — 1.5%
Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$795	$795,525
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,290	2,306,969

		$3,102,494

Escrowed/Prerefunded — 1.1%
Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28(1)	$2,000	$2,218,560

		$2,218,560

General Obligations — 1.1%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,146,060
Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,000	1,109,930

		$2,255,990

Hospital — 7.1%
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$2,500	$2,578,350
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	977,541
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,283,537
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,068,590
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,092,817
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,540	2,574,315
Richland County, (MedCentral Health Systems), 6.375%, 11/15/30	830	835,337

		$14,410,487

Housing — 0.4%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$860	$859,321

		$859,321

Industrial Development Revenue — 4.6%
Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,300	$1,957,898
Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	4,000	4,003,840

1

	Principal
	Amount
Security	(000’s omitted)	Value
Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	$825	$839,380
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	3,165	2,612,359

		$9,413,477

Insured-Education — 4.3%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,338,473
Miami University, (AMBAC), 3.25%, 9/1/26	750	718,193
Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,869,332
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,812,806

		$8,738,804

Insured-Electric Utilities — 11.5%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,576,017
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,204,595
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,114,620
Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,045	5,128,697
Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	2,630	2,631,762
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,538,310
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,206,575
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,160,775
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,625	1,694,095
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,125	1,170,776

		$23,426,222

Insured-Escrowed/Prerefunded — 3.2%
Cincinnati City School District, (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,000	$1,088,910
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,799,295
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,154,090
Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	991,286
Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,473,732

		$6,507,313

Insured-General Obligations — 31.4%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,381,770
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	2,500	890,300
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29	2,500	3,054,225
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	7,500	9,162,675
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,586,961
Fairview Park, (NPFG), 5.00%, 12/1/25	3,700	3,931,472
Hamilton City School District, (AGM), 5.00%, 12/1/18	770	892,407
Kettering City School District, (AGM), 5.25%, 12/1/31	9,705	11,428,899
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,549,753
Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,745	1,968,814
Olentangy Local School District, (AGM), 5.00%, 12/1/30	1,255	1,341,231
Painesville City School District, (NPFG), 5.00%, 12/1/24	1,620	1,737,385
Pickerington Local School District, (School Facility Contract), (FGIC), (NPFG), 0.00%, 12/1/16	1,500	1,363,890
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	5,975,550
Springboro Community City School District, (AGM), 5.25%, 12/1/32	4,500	5,338,125
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,075,099

		$63,678,556

Insured-Hospital — 4.1%
Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31	$3,350	$3,258,645
Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,270	1,277,722

2

	Principal
	Amount
Security	(000’s omitted)	Value
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$815	$789,148
Lorain County, (Catholic Healthcare Partners), (AGM), 15.166%, 2/1/29(3)(4)(5)	2,575	3,050,345

		$8,375,860

Insured-Special Tax Revenue — 1.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$4,760	$1,654,148
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	5,000	1,145,950
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	590	108,884

		$2,908,982

Insured-Transportation — 6.8%
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$7,000	$8,479,940
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	5,000	5,275,550

		$13,755,490

Insured-Water and Sewer — 2.6%
Cleveland Waterworks, (NPFG), 5.00%, 1/1/37	$5,000	$5,173,100

		$5,173,100

Lease Revenue/Certificates of Participation — 1.6%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,590,664
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,645,455

		$3,236,119

Other Revenue — 3.0%
Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	$2,275	$1,636,726
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,700	4,399,717

		$6,036,443

Special Tax Revenue — 0.4%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$675	$736,850

		$736,850

Water and Sewer — 3.6%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,273,450
Cincinnati Water System Authority, 5.00%, 12/1/32	3,820	4,114,331

		$7,387,781

Total Tax-Exempt Investments — 101.7% (identified cost $193,759,546)		$206,639,871

Other Assets, Less Liabilities — (1.7)%		$(3,512,960)

Net Assets — 100.0%		$203,126,911

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 64.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 25.7% of total investments.

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(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2011, the aggregate value of these securities is $3,050,345 or 1.5% of the Fund’s net assets.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2011.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	45 U.S. 10-Year Treasury Note	Short	$(5,832,691)	$(5,900,625)	$(67,934)
3/12	108 U.S. 30-Year Treasury Bond	Short	(15,431,192)	(15,639,750)	(208,558)

					$(276,492)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $276,492.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$185,898,503

Gross unrealized appreciation	$16,241,313
Gross unrealized depreciation	(2,999,945)

Net unrealized appreciation	$13,241,368

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$206,639,871	$—	$206,639,871

Total Investments	$—	$206,639,871	$—	$206,639,871

Liability Description

Futures Contracts	$(276,492)	$—	$—	$(276,492)

Total	$(276,492)	$—	$—	$(276,492)

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The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust
By:	/s/ Thomas M. Metzold
Thomas M. Metzold President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell Treasurer

Date:	February 23, 2012